UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-_________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	91

Form 13F Information Table Value Total:	95,872,000

Form 13F Information Table
Moon Capital Management, LLC
 13F CIK Number: 0001410588
      December 31, 2007


<c>NAME OF ISSUER            <c>TITLE OF <c>CUSIP <c>VALUE <c>SHRS or PRN AMT  <c>INVESTMEN<c>OTHER MA<c>VOTING A
FHLB                         Fixed Incom3133XLE58    302     300,000     PRN       Sole         -        Sole
5.600% Due 06-25-10
FHLMC                        Fixed Incom3133F1KG1    254     254,000     PRN       Sole         -        Sole
4.000% Due 08-15-12
FHLMC Step                   Fixed Incom3128X2Y25    266     266,000     PRN       Sole         -        Sole
3.000% Due 03-29-11
FHLMC, steps to 6% 7/26/08   Fixed Incom3128X4ZH7    435     435,000     PRN       Sole         -        Sole
5.000% Due 01-26-16
FNMA                         Fixed Incom3136F4KM5    214     215,000     PRN       Sole         -        Sole
4.000% Due 04-01-10
FNMA                         Fixed Incom3136F5AV3    416     416,000     PRN       Sole         -        Sole
4.500% Due 08-18-11
FNMA, steps to 5% in 8/06, 6%Fixed Incom3136F45R1    255     255,000     PRN       Sole         -        Sole
4.000% Due 02-18-14
Washington Mutual            Fixed Incom939379TD5    495     496,000     PRN       Sole         -        Sole
4.850% Due 05-09-08
Washington Mutual            Fixed Incom939379WK5    200     200,000     PRN       Sole         -        Sole
5.000% Due 03-31-08
Bank One                     Fixed Incom06422KAA0    205     205,000     PRN       Sole         -        Sole
6.250% Due 02-15-08
BellSouth Telecom            Fixed Incom079867AH0    400     395,000     PRN       Sole         -        Sole
5.875% Due 01-15-09
FICO                         Fixed Incom31771JLH1    193     242,000     PRN       Sole         -        Sole
0.000% Due 10-06-13
GE Capital                   Fixed Incom36959HBK2  3,000   3,000,000     PRN       Sole         -        Sole
0.000% Due 02-19-08
GMAC                         Fixed Incom37042G3X2    247     250,000     PRN       Sole         -        Sole
5.000% Due 05-15-08
GMAC                         Fixed Incom37042G4R4    196     200,000     PRN       Sole         -        Sole
5.000% Due 06-15-08
GMAC                         Fixed Incom3704A0E73    347     400,000     PRN       Sole         -        Sole
8.650% Due 08-15-15
NY Telephone Co.             Fixed Incom 650094CD    286     277,000     PRN       Sole         -        Sole
6.120% Due 01-15-10
East Point GA                Fixed Incom274501DN2    201     250,000     PRN       Sole         -        Sole
0.000% Due 02-01-13
Memphis TN Electric          Fixed Incom586158KC0    331     315,000     PRN       Sole         -        Sole
5.000% Due 12-01-10
Metro Nashville              Fixed Incom5920132G0    266     255,000     PRN       Sole         -        Sole
4.500% Due 11-15-12
3M Company                    Equities  88579y101    344       4,076      SH       Sole         -        Sole
AT&T                          Equities  00206r102    940      22,622      SH       Sole         -        Sole
Altria Group, Inc.            Equities  02209s103  1,871      24,757      SH       Sole         -        Sole
American Eagle Outfitters     Equities  02553E106  2,106     101,385      SH       Sole         -        Sole
American Express              Equities  025816109  2,799      53,815      SH       Sole         -        Sole
Ametek                        Equities  031100100    211       4,500      SH       Sole         -        Sole
Anheuser Busch Co             Equities  035229103  1,966      37,560      SH       Sole         -        Sole
BB and T Corp                 Equities  054937107    403      13,131      SH       Sole         -        Sole
BP PLC                        Equities  055622104    252       3,443      SH       Sole         -        Sole
Bank of America Corp          Equities  060505104    253       6,126      SH       Sole         -        Sole
Berkshire Hathaway            Equities  084670207  3,784         799      SH       Sole         -        Sole
Berkshire Hathaway Cl A       Equities  084670108    708           5      SH       Sole         -        Sole
Borders Group Inc             Equities  099709107  1,857     174,375      SH       Sole         -        Sole
Boston Scientific Corp        Equities  101137107  2,727     234,497      SH       Sole         -        Sole
ChevronTexaco                 Equities  166764100    257       2,757      SH       Sole         -        Sole
Citigroup                     Equities  172967101  2,041      69,311      SH       Sole         -        Sole
Clorox Co.                    Equities  189054109    206       3,165      SH       Sole         -        Sole
Coca-Cola                     Equities  191216100    827      13,476      SH       Sole         -        Sole
Comcast                       Equities  20030n101  2,739     149,982      SH       Sole         -        Sole
ConocoPhillips                Equities  20825c104    225       2,547      SH       Sole         -        Sole
Dell, Inc.                    Equities  24702r101  3,088     125,995      SH       Sole         -        Sole
Dominion Resources            Equities  25746u109     45         952      SH       Sole         -        Sole
Eastman Chemical              Equities  277432100  3,296      53,961      SH       Sole         -        Sole
Exxon Mobil Corp.             Equities  30231g102  1,447      15,441      SH       Sole         -        Sole
First Horizon National Corp   Equities  320517105    285      15,712      SH       Sole         -        Sole
General Electric              Equities  369622477  3,149      84,949      SH       Sole         -        Sole
Heinz, H.J.                   Equities  423074103    268       5,751      SH       Sole         -        Sole
IDT Corporation               Equities  448947309  3,183     376,745      SH       Sole         -        Sole
Idearc Inc.                   Equities  451663108  1,788     101,814      SH       Sole         -        Sole
Intel                         Equities  458140100    222       8,319      SH       Sole         -        Sole
International Business Machin Equities  459200101    248       2,298      SH       Sole         -        Sole
JP Morgan & Co                Equities  46625h100  2,681      61,417      SH       Sole         -        Sole
Johnson & Johnson             Equities  478160104  3,933      58,964      SH       Sole         -        Sole
KEMET Corp                    Equities  488360108    934     140,880      SH       Sole         -        Sole
Limited Brands Inc            Equities  532716107  2,646     139,765      SH       Sole         -        Sole
Microsoft                     Equities  594918104  4,057     113,966      SH       Sole         -        Sole
National Presto Inds          Equities  637215104    291       5,525      SH       Sole         -        Sole
Pepsico Inc                   Equities  713448108    406       5,347      SH       Sole         -        Sole
Pfizer Inc.                   Equities  717081103  2,976     130,926      SH       Sole         -        Sole
Plum Creek Timber Co. REIT    Equities  729251108  3,963      86,075      SH       Sole         -        Sole
Posco                         Equities  693483109    232       1,545      SH       Sole         -        Sole
RPM International Inc         Equities  749685103    259      12,775      SH       Sole         -        Sole
Southern Co.                  Equities  842587107    631      16,285      SH       Sole         -        Sole
Southwestern Energy Co.       Equities  845467109    334       6,000      SH       Sole         -        Sole
Sprint Corp                   Equities  852061100  1,696     129,133      SH       Sole         -        Sole
St. Joe Co                    Equities  790148100  2,432      68,480      SH       Sole         -        Sole
Total Fina Elf S A ADR        Equities  89151e109    524       6,349      SH       Sole         -        Sole
UST                           Equities  902911106    362       6,611      SH       Sole         -        Sole
UnitedHealth Group            Equities  91324p102  2,595      44,590      SH       Sole         -        Sole
VCA Antech Inc                Equities  918194101    442      10,000      SH       Sole         -        Sole
Wal-Mart Stores               Equities  931142103  2,659      55,952      SH       Sole         -        Sole
Washington Mutual, Inc.       Equities  939322103  1,130      83,009      SH       Sole         -        Sole
Wells Fargo                   Equities  949746101    418      13,832      SH       Sole         -        Sole
Enterprise Products Partners  Equities  293792107    224       7,015      SH       Sole         -        Sole
Amercian Fund Growth Fund     Equities  399874106    321       9,440      SH       Sole         -        Sole
American Funds Bond Fund of A Equities   97873103    499      38,197      SH       Sole         -        Sole
Vanguard Long-Term Tax-Exempt Equities  922907308    279      25,126      SH       Sole         -        Sole
Baron Asset Fund              Equities  068278100    751      11,780      SH       Sole         -        Sole
Brandywine Blue               Equities  10532b101    318       9,024      SH       Sole         -        Sole
Columbia Acorn Fund Class Z   Equities  197199409    288       9,725      SH       Sole         -        Sole
Heartland Value Fund          Equities  422359109    297       7,149      SH       Sole         -        Sole
Legg Mason Value Trust        Equities  524659109    392       5,570      SH       Sole         -        Sole
Olstein Financial Alert Fund  Equities  681383204    588      38,077      SH       Sole         -        Sole
Schwab S&P 500 Fund           Equities  808509608    603      26,627      SH       Sole         -        Sole
Third Avenue Value Fund       Equities  884116104  1,438      23,670      SH       Sole         -        Sole
Vanguard Wellesley Income Fun Equities  921938106    205       3,875      SH       Sole         -        Sole
Vanguard Windsor II Fund      Equities  922018205    176       3,164      SH       Sole         -        Sole
Vanguard Windsor II Fund      Equities  922018205    363      11,612      SH       Sole         -        Sole
Weitz Value Portfolio         Equities  94904p203  1,034      32,637      SH       Sole         -        Sole
Janus Overseas Fund           Equities  471023846    238       4,416      SH       Sole         -        Sole
Oakmark International         Equities  413838202    212      10,098      SH       Sole         -        Sole